Quarterly Holdings Report
for

Fidelity® Disruptive Technology Fund

February 28, 2021

DST-QTLY-0421
1.9897388.100

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 28.8%
Entertainment - 5.5%
Bilibili, Inc. ADR (a)	22,377	$2,818,831
Netflix, Inc. (a)	9,298	5,010,227
Roku, Inc. Class A (a)	5,424	2,145,084
		9,974,142
Interactive Media & Services - 21.6%
Alphabet, Inc. Class C (a)	4,964	10,110,973
Facebook, Inc. Class A (a)	26,182	6,745,007
Kakao Corp.	4,633	2,005,192
Mail.Ru Group Ltd. GDR (Reg. S) (a)	62,836	1,687,147
Tencent Holdings Ltd.	92,603	8,056,184
Yandex NV Series A (a)	53,960	3,452,631
Z Holdings Corp.	1,145,895	6,996,018
		39,053,152
Wireless Telecommunication Services - 1.7%
T-Mobile U.S., Inc.	26,220	3,145,613

TOTAL COMMUNICATION SERVICES		52,172,907

CONSUMER DISCRETIONARY - 22.2%
Automobiles - 0.7%
Tesla, Inc. (a)	1,934	1,306,417
Hotels, Restaurants & Leisure - 1.0%
Airbnb, Inc. Class A (b)	8,648	1,784,515
Internet & Direct Marketing Retail - 19.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	21,471	5,104,945
Amazon.com, Inc. (a)	1,886	5,833,266
Delivery Hero AG (a)(c)	13,056	1,665,062
Doordash, Inc. (b)	8,706	1,475,580
MakeMyTrip Ltd. (a)	128,569	4,313,490
Meituan Class B (a)(c)	167,542	7,344,117
MercadoLibre, Inc. (a)	1,133	1,855,979
Pinduoduo, Inc. ADR (a)	22,530	3,856,235
Zalando SE (a)(c)	21,239	2,178,715
ZOZO, Inc.	57,718	1,803,095
		35,430,484
Specialty Retail - 1.0%
Auto1 Group SE (c)	31,169	1,729,920

TOTAL CONSUMER DISCRETIONARY		40,251,336

INDUSTRIALS - 1.5%
Road & Rail - 1.5%
Lyft, Inc. (a)	19,940	1,110,658
Uber Technologies, Inc. (a)	30,762	1,591,934
		2,702,592
INFORMATION TECHNOLOGY - 46.2%
Electronic Equipment & Components - 1.2%
Samsung SDI Co. Ltd.	3,594	2,148,383
IT Services - 8.9%
Adyen BV (a)(c)	1,223	2,853,729
MongoDB, Inc. Class A (a)	8,559	3,303,175
Snowflake Computing, Inc.	11,697	3,035,839
Square, Inc. (a)	12,114	2,786,583
Twilio, Inc. Class A (a)	10,849	4,262,355
		16,241,681
Semiconductors & Semiconductor Equipment - 10.4%
Enphase Energy, Inc. (a)	18,106	3,187,742
NVIDIA Corp.	7,665	4,204,866
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	91,242	11,491,018
		18,883,626
Software - 24.4%
Adobe, Inc. (a)	15,003	6,896,429
Atlassian Corp. PLC (a)	15,153	3,601,868
HubSpot, Inc. (a)	9,354	4,817,310
Intuit, Inc.	9,937	3,876,821
Kingdee International Software Group Co. Ltd.	542,338	1,947,297
Microsoft Corp.	37,679	8,755,846
Salesforce.com, Inc. (a)	31,816	6,888,164
Workday, Inc. Class A (a)	30,259	7,418,902
		44,202,637
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	18,991	2,302,849

TOTAL INFORMATION TECHNOLOGY		83,779,176

TOTAL COMMON STOCKS
(Cost $155,659,108)		178,906,011

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.07% (d)	2,226,079	2,226,524
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	1,727,127	1,727,300
TOTAL MONEY MARKET FUNDS
(Cost $3,953,824)		3,953,824
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $159,612,932)		182,859,835
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,644,641)
NET ASSETS - 100%		$181,215,194

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,771,543 or 8.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,576
Fidelity Securities Lending Cash Central Fund	339
Total	$1,915

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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